Driehaus International Discovery Fund
DRIEHAUS INTERNATIONAL DISCOVERY FUND
Investment Objective
Driehaus International Discovery Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus International Discovery Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Driehaus International Discovery Fund
Management Fee	1.50%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.72%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus International Discovery Fund	175	542	933	2,030

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts. There are no restrictions on the capitalization of companies whose securities the Fund may buy. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in at least three different countries other than the United States. The Fund may invest a substantial portion of its assets in emerging markets from time to time. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance
The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 26.81% (quarter ended 6/30/09) and the lowest return for a quarter was -33.41% (quarter ended 9/30/08).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus International Discovery Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes		(19.85%)	(4.19%)	7.92%
Return After Taxes on Distributions		(19.85%)	(5.32%)	6.55%
Return After Taxes on Distributions and Sale of Fund Shares		(12.90%)	(3.67%)	6.73%
MSCI All Country World ex USA Index	(reflects no deduction for fees, expenses, or taxes)	(13.33%)	(2.49%)	6.75%
MSCI All Country World ex USA Growth Index	(reflects no deduction for fees, expenses, or taxes)	(13.93%)	(1.84%)	5.94%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Emerging Markets Growth Fund
Driehaus Emerging Markets Growth Fund
Investment Objective
Driehaus Emerging Markets Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus Emerging Markets Growth Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Driehaus Emerging Markets Growth Fund
Management Fee	1.50%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.68%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus Emerging Markets Growth Fund	171	530	913	1,987

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 342% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and under normal market conditions, invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in emerging markets companies. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance
The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 31.39% (quarter ended 6/30/09) and the lowest return for a quarter was -30.71% (quarter ended 9/30/08).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus Emerging Markets Growth Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes		(15.02%)	2.98%	15.74%
Return After Taxes on Distributions		(16.56%)	0.37%	13.56%
Return After Taxes on Distributions and Sale of Fund Shares		(9.50%)	1.56%	13.33%
MSCI Emerging Markets Index	(reflects no deduction for fees, expenses or taxes)	(18.17%)	2.70%	14.20%
MSCI Emerging Markets Growth Index	(reflects no deduction for fees, expenses or taxes)	(18.77%)	0.78%	12.06%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Emerging Markets Small Cap Growth Fund
Driehaus Emerging Markets Small Cap Growth Fund
Investment Objective
Driehaus Emerging Markets Small Cap Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus Emerging Markets Small Cap Growth Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Driehaus Emerging Markets Small Cap Growth Fund
Management Fee		1.50%
Other Expenses		1.24%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.75%
Expense Reimbursement	[1]	(0.74%)
Total Annual Fund Operating Expenses After Expense Reimbursement		2.01%
[1]	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's ordinary annual operating expenses, excluding dividends and interest on short sales, at 2.00% of average daily net assets until the earlier of the termination of the investment advisory agreement or August 21, 2014. Acquired fund fees and expenses are not considered to be ordinary annual operating expenses and are not covered by the expense cap. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund's commencement of operations on August 22, 2011, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table is only reflected for up to two years in each of the respective periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus Emerging Markets Small Cap Growth Fund	204	709	1,319	2,968

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period from the Fund’s commencement of operations (August 22, 2011) through December 31, 2011, the Fund’s portfolio turnover rate was 74% (not annualized) of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and in equity-convertible securities, such as warrants, rights and options. Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in small capitalization emerging markets companies, which the investment adviser currently considers to be companies within the same market capitalization range at time of investment as those included in the MSCI Emerging Markets Small Cap Index, which as of the date of this Prospectus is generally less than $2.5 billion. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in small cap emerging markets companies. The Fund’s investments in options on emerging markets company stocks and emerging markets ETFs will be counted toward its policy to invest at least 80% of its net assets in small cap emerging markets companies under normal market conditions. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund may invest in companies with limited operating histories. The Fund may engage in short sale transactions and may purchase or write options, primarily to hedge the Fund’s portfolio or a portion thereof, but may also do so speculatively for purposes of profiting from a decline in the market value of a security. The hedging techniques employed by the Fund typically will be passive in nature, which means that the Fund will typically invest in a basket of securities or currencies of a country or region generally in the form of an index, rather than invest directly in individual securities. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives because of market behavior or unexpected events. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to forecast certain market movements, which cannot be assured. Options may be volatile and there can be no assurance that a liquid secondary market will exist for a particular option at any particular time, even though the contract is traded on an exchange.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The performance shown below includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Predecessor Limited Partnership was established on December 1, 2008, and the Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Predecessor Limited Partnership. The Predecessor Limited Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 35.39% (quarter ended 6/30/09) and the lowest return for a quarter was –17.13% (quarter ended 9/30/11).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus Emerging Markets Small Cap Growth Fund Including Predecessor Limited Partnership	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Return Before Taxes		(14.29%)	21.30%	Dec. 01, 2008
Return After Taxes on Distributions				Dec. 01, 2008
Return After Taxes on Distributions and Sale of Fund Shares				Dec. 01, 2008
MSCI Emerging Markets Index	(reflects no deduction for fees, expenses or taxes)	(18.17%)	22.76%	Dec. 01, 2008
MSCI Emerging Markets Small Cap Index	(reflects no deduction for fees, expenses or taxes)	(26.96%)	30.10%	Dec. 01, 2008

Driehaus International Small Cap Growth Fund
Driehaus International Small Cap Growth Fund
Investment Objective
Driehaus International Small Cap Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus International Small Cap Growth Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Driehaus International Small Cap Growth Fund
Management Fee	1.50%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.73%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus International Small Cap Growth Fund	176	545	939	2,041

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 311% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and under normal market conditions, invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of non-U.S. “small cap companies,” which the investment adviser currently considers to be companies located in the same countries and within the same market capitalization range at the time of investment as those included in the MSCI All Country World ex USA Small Cap Growth Index, which as of the date of this Prospectus is generally less than $2.5 billion. The Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have sizeable positions in either developed countries or emerging markets. In addition, while the Fund will invest primarily in the equity securities of non-U.S. companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of U.S. companies. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Predecessor Limited Partnership was established on August 1, 2002 and the Fund succeeded to the Predecessor Limited Partnership’s assets on September 17, 2007. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Predecessor Limited Partnership. The Predecessor Limited Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 32.23% (quarter ended 6/30/03) and the lowest return for a quarter was -29.85% (quarter ended 9/30/08).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus International Small Cap Growth Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes		(11.39%)		(0.61%)	Sep. 17, 2007
Return Before Taxes Including Predecessor Limited Partnership			4.01%	18.26%	Aug. 01, 2002
Return After Taxes on Distributions		(11.46%)		(1.56%)	Sep. 17, 2007
Return After Taxes on Distributions Including Predecessor Limited Partnership					Aug. 01, 2002
Return After Taxes on Distributions and Sale of Fund Shares		(7.30%)		(1.04%)	Sep. 17, 2007
Return After Taxes on Distributions and Sale of Fund Shares Including Predecessor Limited Partnership					Aug. 01, 2002
MSCI World ex USA Small Cap Index	(reflects no deduction for fees, expenses or taxes)	(15.50%)		(0.82%)	Sep. 17, 2007
MSCI World ex USA Small Cap Index Including Predecessor Limited Partnership			(2.86%)	10.28%	Aug. 01, 2002
MSCI All Country World ex USA Small Cap Growth Index	(reflects no deduction for fees, expenses or taxes)	(17.65%)		(0.04%)	Sep. 17, 2007
MSCI All Country World ex USA Small Cap Growth Index Including Predecessor Limited Partnership			(1.79%)	10.40%	Aug. 01, 2002

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Global Growth Fund
Driehaus Global Growth Fund
Investment Objective
Driehaus Global Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus Global Growth Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Driehaus Global Growth Fund
Management Fee	1.25%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.88%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus Global Growth Fund	191	591	1,016	2,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities and under normal market conditions, the Fund primarily invests in common stocks and other equity securities, including preferred stocks, American Depositary Receipts and Global Depositary Receipts, both within and outside the U.S., whose market capitalization is greater than $1.0 billion at the time of investment, although the Fund may invest in companies with lower market capitalizations if market conditions suggest doing so will help the Fund achieve its objective. Under normal conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Fund’s investment adviser, in which case the Fund will invest at least 30%) in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have sizeable positions in either developed countries or emerging markets. The Fund does not invest more than 35% of its assets at market value at the time of purchase in companies from any single country other than the U.S. The Fund may invest a substantial portion of its assets in emerging markets from time to time. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance
The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Annual Return for the years ended December 31

During the period shown in the bar chart, the highest return for a quarter was 22.00% (quarter ended 6/30/09) and the lowest return for a quarter was -22.37% (quarter ended 9/30/11).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus Global Growth Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Return Before Taxes		(18.15%)	(7.90%)	May 01, 2008
Return After Taxes on Distributions		(19.47%)	(8.31%)	May 01, 2008
Return After Taxes on Distributions and Sale of Fund Shares		(10.03%)	(6.59%)	May 01, 2008
MSCI All Country World Growth Index	(reflects no deduction for fees, expenses or taxes)	(7.04%)	(3.31%)	May 01, 2008

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Mid Cap Growth Fund
Driehaus Mid Cap Growth Fund
Investment Objective
Driehaus Mid Cap Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus Mid Cap Growth Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Driehaus Mid Cap Growth Fund
Management Fee		1.00%
Other Expenses		0.95%
Total Annual Fund Operating Expenses		1.95%
Expense Reimbursement	[1]	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.75%
[1]	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's annual operating expenses at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or April 30, 2015. For a period not to exceed three years from the date on which the waiver or reimbursement was made, and so long as the investment advisory agreement is in place, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense cap reimbursement shown in the Annual Fund Operating Expenses table is only reflected for up to three years in each of the respective periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus Mid Cap Growth Fund	178	551	994	2,223

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities, including common and preferred stocks and American Depositary Receipts, and under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. mid cap companies. For purposes of the Fund, the investment adviser currently considers a company to be a mid cap company if it is within the same market capitalization range at the time of investment as those included in the Russell Midcap Growth Index, which as of the date of this Prospectus has a market capitalization range of approximately $833 million to generally less than $15 billion. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. mid capitalization companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies outside the capitalization range of the Russell Midcap Growth Index. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in equity investing. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Medium-Sized Company Risk. Stocks of medium-sized companies tend to be more volatile in price than those of larger companies and may have underperformed the stocks of small and large companies during some periods. In addition, investments in medium-sized companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus Institutional Mid Cap, L.P. (“Institutional Mid Cap Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Fund commenced operations as a series of Driehaus Mutual Funds on April 27, 2009, when it succeeded to the assets of the Institutional Mid Cap Partnership and the Driehaus Mid Cap Investors, L.P. (together, the “Limited Partnerships”), which were managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The Limited Partnerships were not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus were not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnerships had been registered under the 1940 Act, their performance may have been adversely affected. The Institutional Mid Cap Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Institutional Mid Cap Partnership. The Institutional Mid Cap Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 21.52% (quarter ended 6/30/07) and the lowest return for a quarter was -35.56% (quarter ended 3/31/08).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus Mid Cap Growth Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes		(2.15%)			18.63%	Apr. 27, 2009
Return Before Taxes Including Institutional Mid Cap Partnership Performance			5.09%	6.08%
Return After Taxes on Distributions		(3.23%)			16.15%	Apr. 27, 2009
Return After Taxes on Distributions Including Institutional Mid Cap Partnership Performance
Return After Taxes on Distributions and Sale of Fund Shares		(0.27%)			15.05%	Apr. 27, 2009
Return After Taxes on Distributions and Sale of Fund Shares Including Institutional Mid Cap Partnership Performance
Russell Midcap Growth Index	(reflects no deduction for fees, expenses, or taxes)	(1.65%)			21.11%	Apr. 27, 2009
Russell Midcap Growth Index Including Institutional Mid Cap Partnership Performance			2.44%	5.29%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Large Cap Growth Fund
Driehaus Large Cap Growth Fund
Investment Objective
Driehaus Large Cap Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus Large Cap Growth Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Driehaus Large Cap Growth Fund
Management Fee		0.90%
Other Expenses		1.06%
Total Annual Fund Operating Expenses		1.96%
Expense Reimbursement	[1]	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.75%
[1]	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's annual operating expenses at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or April 30, 2015. For a period not to exceed three years from the date on which the waiver or reimbursement was made, and so long as the investment advisory agreement is in place, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense cap reimbursement shown in the Annual Fund Operating Expenses table is only reflected for up to three years in each of the respective periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus Large Cap Growth Fund	178	551	996	2,231

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 156% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities, including common and preferred stocks and American Depositary Receipts, and under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. large cap companies. For the purposes of the Fund, the investment adviser currently considers a company to be a large cap company if it is within the same market capitalization range at the time of investment as those included in the Russell 1000 Growth Index, which as of the date of this Prospectus has a market capitalization that is greater than approximately $833 million. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. large capitalization companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies outside the capitalization range of the Russell 1000 Growth Index. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in equity investing. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus Large Cap Growth Fund, L.P. (“Large Cap Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Fund commenced operations as a series of Driehaus Mutual Funds on April 27, 2009, when it succeeded to the assets of the Large Cap Partnership, which was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Large Cap Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Large Cap Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Large Cap Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Large Cap Partnership. The Large Cap Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 16.58% (quarter ended 9/30/10) and the lowest return for a quarter was -25.30% (quarter ended 12/31/08).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus Large Cap Growth Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Return Before Taxes		(0.97%)	15.73%	Apr. 27, 2009
Return Before Taxes Including Large Cap Partnership			(4.34%)	Jan. 01, 2008
Return After Taxes on Distributions		(2.44%)	14.46%	Apr. 27, 2009
Return After Taxes on Distributions Including Large Cap Partnership				Jan. 01, 2008
Return After Taxes on Distributions and Sale of Fund Shares		0.77%	13.34%	Apr. 27, 2009
Return After Taxes on Distributions and Sale of Fund Shares Including Large Cap Partnership				Jan. 01, 2008
Russell 1000 Growth Index	(reflects no deduction for fees, expenses, or taxes)	2.64%	18.69%	Apr. 27, 2009
Russell 1000 Growth Index Including Large Cap Partnership			0.30%	Jan. 01, 2008

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).